Other Liabilities	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	JPY (millions) As of March 31
	2024	2025
Accrued expenses	¥627,659	¥605,697
Deferred income	30,015	38,213
Other	42,439	34,916
Total	¥700,112	¥678,826
Non-current	¥80,938	¥82,542
Current	¥619,174	¥596,283
Accrued expenses include accrued employee benefit expenses of JPY 283,359 million and JPY 291,957 million as of March 31, 2024 and 2025, respectively.
Deferred income includes contract liabilities related to out-licensing agreements, product procurement and supply agreements, and government grants for the purchase of property, plant and equipment. The grants received were JPY 14,211 million and JPY 12,001 million during the fiscal years ended March 31, 2024 and 2025, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of vaccines. Takeda received reimbursement for its investments in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense included in cost of sales, selling, general and administrative expenses, and research and development expenses.